Supplemental Financial Information - Additional Information (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Customer	Mar. 31, 2021 Customer	Dec. 31, 2021 USD ($) Customer
Concentration Risk [Line Items]
Concentration of risk customer benchmark	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number of significant customers	0		0
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Single Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number of significant customers		0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Single Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
Accrued And Other Liabilities Current [Member]
Concentration Risk [Line Items]
Cost associated with Business Combination | $ | $	$ 13.5		$ 6.3